Receivables and Related Allowances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 314,512	$ 281,824
Centuri Construction Group Inc [Member]
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 162,000